SCHEDULE OF ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2024
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live	2 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live	7 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live	3 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful live	5 years